Revenue and segment information (Other material items) (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Other material items [line items]
Revenue	¥ 169,446,338	¥ 174,009,401	¥ 169,550,624
Interest expense	(9,200,612)	(10,762,718)	(10,486,412)
Depreciation and amortization	(22,274,493)	(21,966,805)	(20,916,114)
Impairment loss	(8,925,049)	(6,184,857)	(1,796,482)
Credit loss	(172,711)	(74,557)	(40,967)
Share of profits less losses of associates and joint ventures	1,774,322	1,185,622	1,823,415
Net gain/ (loss) on disposal of non-current assets	(626,657)	69,449	42,506
Income tax expense	(2,163,173)	(2,011,255)	(643,173)
External revenue [member]
Other material items [line items]
Revenue	169,446,338	174,009,401	169,550,624
Impact of restatement under PRC GAAP in relation to business combination under common control [member]
Other material items [line items]
Revenue	(85,477)	(98,324)	(310,541)
Interest expense	29,006	35,599	58,690
Depreciation and amortization	26,023	59,679	167,910
Impairment loss		125,259	(8)
Credit loss			1,611
Income tax expense	176	108	3,936
Impact of other IFRS adjustments [member]
Other material items [line items]
Revenue	92,628	524,600
Depreciation and amortization	(997,912)	(1,079,563)	(1,231,613)
Impairment loss	(2,811,385)	(373,037)	(650,322)
Credit loss	(52,695)
Share of profits less losses of associates and joint ventures	(29,513)	(1,498)	(28,108)
Net gain/ (loss) on disposal of non-current assets	(14,411)	(67,639)	(26,612)
Income tax expense	947,059	423,642	381,838
Total [member]
Other material items [line items]
Revenue	169,446,338	174,009,401	169,550,624
PRC GAAP | Headquarters [member]
Other material items [line items]
Interest expense	(37,293)	(79,554)	(98,398)
Depreciation and amortization	(36,434)	(14,147)	(26,122)
Net gain/ (loss) on disposal of non-current assets			(5)
PRC GAAP | Share of profits of Huaneng Finance [member]
Other material items [line items]
Share of profits less losses of associates and joint ventures	188,643	200,810	166,864
PRC GAAP | External revenue [member]
Other material items [line items]
Revenue	169,439,187	173,583,125	169,861,165
Interest expense	(9,192,325)	(10,718,763)	(10,446,704)
Depreciation and amortization	(21,266,170)	(20,932,774)	(19,826,289)
Impairment loss	(6,113,664)	(5,937,079)	(1,146,152)
Credit loss	(120,016)	(74,557)	(42,578)
Share of profits less losses of associates and joint ventures	1,615,192	986,310	1,684,659
Net gain/ (loss) on disposal of non-current assets	(612,246)	137,088	69,123
Income tax expense	(3,110,408)	(2,435,005)	(1,028,947)
PRC GAAP | Total [member]
Other material items [line items]
Revenue	¥ 169,869,801	¥ 174,051,306	170,333,067
Impairment loss			(1,146,152)
Credit loss			(42,578)
Share of profits less losses of associates and joint ventures			1,684,659
Net gain/ (loss) on disposal of non-current assets			69,123
Income tax expense			(1,028,947)
PRC GAAP | Total [member] | External revenue [member]
Other material items [line items]
Revenue			¥ 169,861,165